Note 27 - Financial Instruments and Risks - Notional and Fair Value Amounts per Instrument and Maturity (Details) R$ in Millions	Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Notional value	R$ 12,438.3
Fair value of hedging instruments	167.7
Not later than one year [member]
Statement Line Items [Line Items]
Notional value	11,966.7
Fair value of hedging instruments	134.9
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	99.7
Fair value of hedging instruments	4.6
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	15.0
Fair value of hedging instruments
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	110.0
Fair value of hedging instruments	25.0
Later than five years [member]
Statement Line Items [Line Items]
Notional value	246.9
Fair value of hedging instruments	3.2
Total cost exposure [member]
Statement Line Items [Line Items]
Notional value	9,318.9
Fair value of hedging instruments	93.6
Total cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	9,219.2
Fair value of hedging instruments	89.0
Total cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	99.7
Fair value of hedging instruments	4.6
Total cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total cost exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	1,955.3
Fair value of hedging instruments	95.8
Commodity risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,859.2
Fair value of hedging instruments	91.1
Commodity risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	96.1
Fair value of hedging instruments	4.7
Commodity risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Commodity risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Commodity risk portion of cost exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American dollar risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	6,879.1
Fair value of hedging instruments	(7.1)
American dollar risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	6,879.1
Fair value of hedging instruments	(7.1)
American dollar risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American dollar risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American dollar risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American dollar risk portion of cost exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Euro risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	82.9
Fair value of hedging instruments	2.8
Euro risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	82.9
Fair value of hedging instruments	2.8
Euro risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Euro risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Euro risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Euro risk portion of cost exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Mexican Pesos risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	401.6
Fair value of hedging instruments	2.1
Mexican Pesos risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	398.0
Fair value of hedging instruments	2.2
Mexican Pesos risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	3.6
Fair value of hedging instruments	(0.1)
Mexican Pesos risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Mexican Pesos risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Mexican Pesos risk portion of cost exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Notional value	579.5
Fair value of hedging instruments	(8.9)
Total fixed asset exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	579.5
Fair value of hedging instruments	(8.9)
Total fixed asset exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total fixed asset exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total fixed asset exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total fixed asset exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Notional value	531.9
Fair value of hedging instruments	(9.0)
American Dollar risk portion of fixed assets exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	531.9
Fair value of hedging instruments	(9.0)
American Dollar risk portion of fixed assets exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of fixed assets exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of fixed assets exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of fixed assets exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Euro risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Notional value	47.6
Fair value of hedging instruments	0.1
Euro risk portion of fixed assets exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	47.6
Fair value of hedging instruments	0.1
Euro risk portion of fixed assets exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Euro risk portion of fixed assets exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Euro risk portion of fixed assets exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Euro risk portion of fixed assets exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total expenses exposure [member]
Statement Line Items [Line Items]
Notional value	177.7
Fair value of hedging instruments	(1.3)
Total expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	177.7
Fair value of hedging instruments	(1.3)
Total expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total expenses exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total expenses exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total expenses exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Notional value	169.2
Fair value of hedging instruments	(1.3)
American Dollar risk portion of the expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	169.2
Fair value of hedging instruments	(1.3)
American Dollar risk portion of the expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of the expenses exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of the expenses exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of the expenses exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Rupee risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Notional value	8.5
Fair value of hedging instruments
Rupee risk portion of the expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	8.5
Fair value of hedging instruments
Rupee risk portion of the expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Rupee risk portion of the expenses exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Rupee risk portion of the expenses exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Rupee risk portion of the expenses exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total cash exposure [member]
Statement Line Items [Line Items]
Notional value	1,328.3
Fair value of hedging instruments	(13.1)
Total cash exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,313.3
Fair value of hedging instruments	(13.1)
Total cash exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total cash exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	15.0
Fair value of hedging instruments
Total cash exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total cash exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Notional value	1,313.3
Fair value of hedging instruments	(13.1)
American Dollar risk portion of the cash exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,313.3
Fair value of hedging instruments	(13.1)
American Dollar risk portion of the cash exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of the cash exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of the cash exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
American Dollar risk portion of the cash exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Interest rate risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Notional value	15.0
Fair value of hedging instruments
Interest rate risk portion of the cash exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Interest rate risk portion of the cash exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Interest rate risk portion of the cash exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	15.0
Fair value of hedging instruments
Interest rate risk portion of the cash exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Interest rate risk portion of the cash exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total debts exposure [member]
Statement Line Items [Line Items]
Notional value	356.9
Fair value of hedging instruments	28.2
Total debts exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total debts exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total debts exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Total debts exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	110.0
Fair value of hedging instruments	25.0
Total debts exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value	246.9
Fair value of hedging instruments	3.2
Interest rate risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Notional value	356.9
Fair value of hedging instruments	28.2
Interest rate risk portion of the debts exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Interest rate risk portion of the debts exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Interest rate risk portion of the debts exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value of hedging instruments
Interest rate risk portion of the debts exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	110.0
Fair value of hedging instruments	25.0
Interest rate risk portion of the debts exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value	246.9
Fair value of hedging instruments	3.2
Total foreign investments exposure [member]
Statement Line Items [Line Items]
Notional value	677.0
Total foreign investments exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	677.0
Total foreign investments exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Total foreign investments exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Total foreign investments exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
Total foreign investments exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Total equity exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	69.2
Total equity exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	69.2
Total equity exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Fair value of hedging instruments
Total equity exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Fair value of hedging instruments
Total equity exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Fair value of hedging instruments
Total equity exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Fair value of hedging instruments
American Dollar risk portion of the foreign investments exposure [member]
Statement Line Items [Line Items]
Notional value	677.0
American Dollar risk portion of the foreign investments exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	677.0
American Dollar risk portion of the foreign investments exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
American Dollar risk portion of the foreign investments exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
American Dollar risk portion of the foreign investments exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value
American Dollar risk portion of the foreign investments exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Notional value
Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	69.2
Stock exchange price risk portion of the equity instrument exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	69.2
Stock exchange price risk portion of the equity instrument exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Fair value of hedging instruments
Stock exchange price risk portion of the equity instrument exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Fair value of hedging instruments
Stock exchange price risk portion of the equity instrument exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Fair value of hedging instruments
Stock exchange price risk portion of the equity instrument exposure [member] | Later than five years [member]
Statement Line Items [Line Items]
Fair value of hedging instruments